BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Correction of classification of Statement of Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net cash of operating activities	R$ 8,235,338	R$ 5,195,489	R$ 6,965,007
FINANCING ACTIVITIES
Net cash provided by (used in) financing activities	(6,755,131)	30,072,386	(6,060,508)
INVESTMENT ACTIVITIES
Net cash provided by (used in) investment activities	827,038	(24,721,408)	(998,447)
Increase in cash and cash equivalents	2,307,245	10,546,467	(93,948)
Total effect on Cash Flow	13,046,371	10,739,126	R$ 192,659	R$ 286,607
Adjustments
OPERATING ACTIVITIES
Net cash of operating activities	(7,620)	395,669
INVESTMENT ACTIVITIES
Net cash provided by (used in) investment activities	7,620	(395,669)
As reported
OPERATING ACTIVITIES
Net cash of operating activities	8,242,958	4,799,820
FINANCING ACTIVITIES
Net cash provided by (used in) financing activities	(6,755,131)	30,072,386
INVESTMENT ACTIVITIES
Net cash provided by (used in) investment activities	819,418	(24,325,739)
Increase in cash and cash equivalents	R$ 2,307,245	R$ 10,546,467